Eaton Vance

Hexavest International Equity Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.9%

Security	Shares	Value
Australia — 5.6%
AGL Energy, Ltd.	3,965	$54,125
Australia and New Zealand Banking Group, Ltd.	8,850	162,637
BHP Group, Ltd.	3,769	92,387
Caltex Australia, Ltd.	2,629	49,422
Cimic Group, Ltd.	2,248	51,229
Coles Group, Ltd.	10,713	110,867
Commonwealth Bank of Australia	1,968	106,705
CSL, Ltd.	680	119,922
Metcash, Ltd.	29,942	58,205
National Australia Bank, Ltd.	16,517	324,214
Newcrest Mining, Ltd.	41,487	905,592
Oil Search, Ltd.	25,500	125,850
Rio Tinto, Ltd.	1,902	118,938
Santos, Ltd.	18,200	101,802
Tabcorp Holdings, Ltd.	21,836	72,357
Westpac Banking Corp.	13,719	266,361
Woodside Petroleum, Ltd.	9,210	204,126

		$2,924,739

Austria — 0.1%
OMV AG	1,195	$69,862

		$69,862

Belgium — 0.8%
KBC Group NV	2,066	$145,269
UCB SA	3,153	254,128

		$399,397

Canada — 3.9%
Agnico Eagle Mines, Ltd.	946	$58,142
Alamos Gold, Inc., Class A	23,337	126,953
B2Gold Corp.(1)	76,109	267,143
Barrick Gold Corp.	45,712	793,989
First Quantum Minerals, Ltd.	5,503	46,503
New Gold, Inc.(1)	234,489	246,213
Pan American Silver Corp.	9,767	166,527
Wheaton Precious Metals Corp.	1,631	45,719
Yamana Gold, Inc.	77,574	282,369

		$2,033,558

Denmark — 1.1%
Novo Nordisk A/S, Class B	10,375	$570,508

		$570,508

Security	Shares	Value
Finland — 0.2%
Nokian Renkaat Oyj	3,173	$90,682

		$90,682

France — 9.6%
Air Liquide SA	1,838	$244,382
Airbus SE	86	12,337
BNP Paribas SA	10,038	524,581
Carrefour SA	7,207	122,703
Cie de Saint-Gobain	3,039	123,772
Cie Generale des Etablissements Michelin SCA	1,368	166,564
CNP Assurances	2,981	59,171
Credit Agricole SA	997	13,009
Danone SA	4,856	402,277
Engie SA	20,252	339,115
Kering	210	119,489
Klepierre SA	3,484	129,867
LVMH Moet Hennessy Louis Vuitton SE	771	329,260
Natixis SA	41,524	190,775
Peugeot SA	5,975	151,323
Renault SA	2,708	138,268
Sanofi	8,366	771,237
Societe Generale SA	3,827	108,836
Total SA	13,682	723,343
Valeo SA	2,248	83,717
Veolia Environnement SA	8,286	218,119

		$4,972,145

Germany — 8.1%
Allianz SE	1,833	$447,660
BASF SE	5,751	437,186
Bayer AG	7,689	596,483
Bayerische Motoren Werke AG	3,391	259,665
Beiersdorf AG	1,629	192,726
Continental AG	1,264	169,301
Covestro AG(2)	3,139	150,741
Daimler AG	2,565	149,598
Deutsche Telekom AG	18,901	332,574
Fresenius Medical Care AG & Co. KGaA	2,100	151,577
Merck KGaA	3,492	416,478
Muenchener Rueckversicherungs-Gesellschaft AG	43	11,947
SAP SE	1,603	212,400
Siemens AG	4,087	471,640
Uniper SE	2,194	68,379
Volkswagen AG, PFC Shares	744	141,438

		$4,209,793

Hong Kong — 1.9%
AIA Group, Ltd.	16,325	$162,568
CK Infrastructure Holdings, Ltd.	6,000	43,180
CLP Holdings, Ltd.	12,500	129,818
Galaxy Entertainment Group, Ltd.	31,000	213,455

Security	Shares	Value
Melco Resorts & Entertainment, Ltd. ADR	9,842	$211,996
MGM China Holdings, Ltd.	38,800	61,439
Sands China, Ltd.	29,200	143,828
SJM Holdings, Ltd.	32,000	34,184

		$1,000,468

Italy — 3.9%
Assicurazioni Generali SpA	14,760	$299,296
CNH Industrial NV	7,524	81,919
Enel SpA	55,758	432,144
Eni SpA	24,008	364,225
Intesa Sanpaolo SpA	163,850	410,579
Moncler SpA	1,448	55,877
Pirelli & C SpA(2)	21,354	123,445
UniCredit SpA	18,535	235,154

		$2,002,639

Japan — 22.7%
ABC-Mart, Inc.	1,400	$95,991
Ain Holdings, Inc.	900	51,497
Ajinomoto Co., Inc.	3,800	72,246
Asahi Group Holdings, Ltd.	1,700	85,132
Astellas Pharma, Inc.	6,700	114,990
Chubu Electric Power Co., Inc.	5,600	84,013
Concordia Financial Group, Ltd.	16,100	65,655
COSMOS Pharmaceutical Corp.	400	82,604
Daifuku Co., Ltd.	1,600	84,899
Daito Trust Construction Co., Ltd.	1,000	132,520
Electric Power Development Co., Ltd.	1,900	46,133
FANUC Corp.	1,700	335,324
Fujitsu, Ltd.	200	17,726
Hikari Tsushin, Inc.	400	87,679
Hitachi Construction Machinery Co., Ltd.	4,500	116,155
Hokuriku Electric Power Co.(1)	3,200	22,807
Honda Motor Co., Ltd.	8,800	238,075
Inpex Corp.	6,400	59,165
ITOCHU Corp.	11,400	238,350
Japan Prime Realty Investment Corp.	17	81,702
Japan Real Estate Investment Corp.	23	156,993
Japan Retail Fund Investment Corp.	65	151,506
JGC Holdings Corp.	3,800	54,961
JXTG Holdings, Inc.	11,300	52,819
Kajima Corp.	8,100	111,315
KDDI Corp.	14,300	395,697
Komatsu, Ltd.	6,500	152,197
Kose Corp.	1,100	195,023
MINEBEA MITSUMI, Inc.	6,000	113,949
Mitsubishi Chemical Holdings Corp.	7,300	55,635
Mitsubishi Corp.	10,600	269,605
Mitsubishi Estate Co., Ltd.	10,700	207,744
Mitsubishi Motors Corp.	6,900	31,504
Mitsubishi Tanabe Pharma Corp.	4,400	52,660
Mitsubishi UFJ Financial Group, Inc.	116,100	601,896
Mitsui Chemicals, Inc.	5,200	123,663

Security	Shares	Value
Mitsui Fudosan Co., Ltd.	3,400	$86,982
Mizuho Financial Group, Inc.	176,200	273,546
Murata Manufacturing Co., Ltd.	2,500	136,120
Nippon Suisan Kaisha, Ltd.	11,300	64,716
Nippon Telegraph & Telephone Corp.	4,800	238,286
Nissan Motor Co., Ltd.	8,600	54,271
Nitori Holdings Co., Ltd.	500	76,106
Nomura Real Estate Master Fund, Inc.	54	103,224
NSK, Ltd.	7,600	70,668
NTT Data Corp.	1,700	22,322
NTT DoCoMo, Inc.	13,200	361,879
Obayashi Corp.	19,100	196,566
Omron Corp.	1,100	64,352
Ono Pharmaceutical Co., Ltd.	8,200	154,462
Panasonic Corp.	9,500	79,842
Pola Orbis Holdings, Inc.	5,700	128,625
Qol Holdings Co., Ltd.	3,200	44,802
Rakuten, Inc.	7,500	71,501
Resona Holdings, Inc.	47,336	205,844
Seven & i Holdings Co., Ltd.	7,300	275,796
Shimizu Corp.	13,000	121,186
Shionogi & Co., Ltd.	1,200	72,027
Shiseido Co., Ltd.	1,700	140,161
SMC Corp.	200	86,408
Sony Corp.	7,700	468,692
Subaru Corp.	3,700	106,033
Sumitomo Chemical Co., Ltd.	17,500	80,052
Sumitomo Mitsui Financial Group, Inc.	17,300	614,205
Sumitomo Realty & Development Co., Ltd.	1,700	61,707
Sundrug Co., Ltd.	2,500	82,727
Suzuki Motor Corp.	1,900	89,707
Taiheiyo Cement Corp.	3,700	104,669
Taisei Corp.	1,500	59,150
Takeda Pharmaceutical Co., Ltd.	8,700	314,358
THK Co., Ltd.	2,800	80,515
Tokyo Gas Co., Ltd.	4,200	102,526
Tokyu Fudosan Holdings Corp.	17,900	118,729
Tosoh Corp.	4,900	67,093
Toyo Suisan Kaisha, Ltd.	2,000	84,210
Toyota Industries Corp.	2,200	132,005
Toyota Motor Corp.	9,700	672,995
Tsuruha Holdings, Inc.	500	56,244
United Urban Investment Corp.	97	195,691
Welcia Holdings Co., Ltd.	1,500	86,190
Yaskawa Electric Corp.	3,100	117,917
Z Holdings Corp.	26,800	82,510

		$11,747,447

Luxembourg — 0.2%
ArcelorMittal	6,829	$101,540

		$101,540

Netherlands — 3.4%
ABN AMRO Bank NV(2)	6,663	$124,199
Aegon NV	11,039	47,891
Akzo Nobel NV	1,216	112,107

Security	Shares	Value
ING Groep NV	46,896	$531,026
Koninklijke Ahold Delhaize NV	563	14,030
Unilever NV	11,993	708,866
Wolters Kluwer NV	3,082	226,999

		$1,765,118

Norway — 1.0%
DNB ASA	6,974	$126,978
Equinor ASA	10,582	196,462
Telenor ASA	9,575	179,203

		$502,643

Singapore — 1.1%
CapitaLand, Ltd.	19,000	$50,221
City Developments, Ltd.	13,000	102,949
Oversea-Chinese Banking Corp., Ltd.	13,000	104,510
SATS, Ltd.	20,000	74,169
Singapore Telecommunications, Ltd.	17,000	41,143
United Overseas Bank, Ltd.	5,000	98,437
UOL Group, Ltd.	19,000	108,792

		$580,221

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	82,139	$432,612
CaixaBank SA	50,043	143,503
Iberdrola SA	46,711	480,142
Mapfre SA	23,982	66,934
Repsol SA	14,392	237,176
Telefonica SA	39,241	301,342

		$1,661,709

Sweden — 0.6%
Atlas Copco AB, Class B	2,569	$79,712
Essity AB, Class B	3,730	116,528
Telia Co. AB	7,190	31,628
Volvo AB, Class B	4,453	66,731

		$294,599

Switzerland — 8.2%
Alcon, Inc.(1)	1,916	$113,309
Barry Callebaut AG	55	116,231
Geberit AG	481	244,391
Nestle SA	14,019	1,499,771
Novartis AG	10,624	928,274
Roche Holding AG PC	3,716	1,118,352
Zurich Insurance Group AG	620	242,854

		$4,263,182

United Kingdom — 13.2%
Anglo American PLC	5,593	$143,948
Antofagasta PLC	11,036	124,295
Associated British Foods PLC	4,294	123,945
AstraZeneca PLC	5,411	527,666

Security	Shares	Value
Aviva PLC	25,683	$138,433
Barratt Developments PLC	13,466	110,122
BHP Group PLC	10,077	213,739
BP PLC	77,075	488,760
British American Tobacco PLC	8,782	307,158
BT Group PLC	90,319	239,694
Carnival PLC	1,489	59,585
Coca-Cola European Partners PLC	4,499	240,742
Diageo PLC	11,789	482,535
Direct Line Insurance Group PLC	19,184	67,638
GlaxoSmithKline PLC	6,817	156,143
HSBC Holdings PLC	55,069	416,052
Imperial Brands PLC	5,838	128,059
J Sainsbury PLC	57,305	151,014
Legal & General Group PLC	35,259	120,527
Lloyds Banking Group PLC	516,735	380,114
National Grid PLC	15,320	179,126
Rio Tinto PLC	4,477	233,081
Royal Bank of Scotland Group PLC	37,707	104,231
Royal Dutch Shell PLC, Class A	28,730	832,828
RSA Insurance Group PLC	10,459	70,758
Smith & Nephew PLC	8,825	189,441
Tesco PLC	83,486	254,845
Unilever PLC	2,310	138,320
Vodafone Group PLC	105,208	214,700

		$6,837,499

United States — 0.1%
Hecla Mining Co.	11,721	$26,958
Newmont Goldcorp Corp.	637	25,308

		$52,266

Total Common Stocks (identified cost $42,925,181)		$46,080,015

Short-Term Investments — 8.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.97%(3)	4,394,970	$4,394,970

Total Short-Term Investments (identified cost $4,394,886)		$4,394,970

Total Investments — 97.4% (identified cost $47,320,067)		$50,474,985

Other Assets, Less Liabilities — 2.6%		$1,321,839

Net Assets — 100.0%		$51,796,824

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $398,385 or 0.8% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.3%	$8,446,605
Health Care	12.8	6,622,015
Consumer Staples	12.8	6,618,795
Materials	10.4	5,394,872
Consumer Discretionary	9.8	5,089,994
Industrials	6.8	3,524,147
Energy	6.8	3,505,840
Communication Services	4.7	2,418,656
Utilities	4.2	2,199,627
Real Estate	3.2	1,688,627
Information Technology	1.1	570,837
Short-Term Investments	8.5	4,394,970

Total Investments	97.4%	$50,474,985

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	338,514	USD	232,834	State Street Bank and Trust Company	12/18/19	$795	$—
CAD	134,315	JPY	10,963,027	State Street Bank and Trust Company	12/18/19	196	—
CAD	163,892	SEK	1,204,380	State Street Bank and Trust Company	12/18/19	—	(590)
CHF	145,936	USD	148,503	State Street Bank and Trust Company	12/18/19	—	(54)
DKK	1,927,916	USD	287,706	State Street Bank and Trust Company	12/18/19	1,079	—
EUR	3,060,172	USD	3,404,809	State Street Bank and Trust Company	12/18/19	18,621	—
EUR	142,234	USD	158,091	State Street Bank and Trust Company	12/18/19	1,027	—
GBP	2,042,178	USD	2,526,429	State Street Bank and Trust Company	12/18/19	122,840	—
JPY	34,872,662	USD	327,207	State Street Bank and Trust Company	12/18/19	—	(3,371)
JPY	195,566,153	USD	1,837,147	State Street Bank and Trust Company	12/18/19	—	(21,074)
SEK	10,074,477	USD	1,049,381	State Street Bank and Trust Company	12/18/19	—	(3,327)
USD	2,302,374	AUD	3,342,966	State Street Bank and Trust Company	12/18/19	—	(4,813)
USD	2,003,313	CAD	2,633,255	State Street Bank and Trust Company	12/18/19	3,564	—
USD	240,745	GBP	187,420	State Street Bank and Trust Company	12/18/19	—	(2,390)
USD	655,124	GBP	528,017	State Street Bank and Trust Company	12/18/19	—	(29,860)
USD	339,308	HKD	2,659,460	State Street Bank and Trust Company	12/18/19	—	(16)
USD	160,491	HKD	1,258,211	State Street Bank and Trust Company	12/18/19	—	(46)
USD	177,734	HKD	1,393,633	State Street Bank and Trust Company	12/18/19	—	(81)
USD	198,838	NOK	1,772,132	State Street Bank and Trust Company	12/18/19	6,075	—
USD	135,753	CNY	960,157	State Street Bank and Trust Company	12/20/19	—	(409)

						$154,197	$(66,031)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	6	Long	12/20/19	$241,772	$7,344
FTSE 100 Index	6	Long	12/20/19	563,636	(4,749)
FTSE China A50 Index	38	Long	11/28/19	528,767	(469)
MSCI Emerging Markets Index	22	Long	12/20/19	1,145,539	16,660
Nikkei 225 Index	3	Long	12/12/19	315,585	21,448

					$40,234

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

NOK	-	Norwegian Krone

SEK	-	Swedish Krona

USD	-	United States Dollar

At October 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$45,452	$(5,218)

Total		$45,452	$(5,218)

Foreign Exchange	Forward foreign currency exchange contracts	$154,197	$(66,031)

Total		$154,197	$(66,031)

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $4,394,970, which represents 8.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.97%	$4,764,799	$608,730	$(978,519)	$(98)	$58	$4,394,970	$25,934	4,394,970

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$211,996	$16,040,879	$—	$16,252,875
Developed Europe	240,742	27,500,574	—	27,741,316
North America	2,085,824	—	—	2,085,824
Total Common Stocks	$2,538,562	$43,541,453 *	$—	$46,080,015
Short-Term Investments	$—	$4,394,970	$—	$4,394,970
Total Investments	$2,538,562	$47,936,423	$—	$50,474,985
Forward Foreign Currency Exchange Contracts	$—	$154,197	$—	$154,197
Futures Contracts	38,108	7,344	—	45,452
Total	$2,576,670	$48,097,964	$—	$50,674,634

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(66,031)	$—	$(66,031)
Futures Contracts	—	(5,218)	—	(5,218)
Total	$—	$(71,249)	$—	$(71,249)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.